Acquisitions & Divestitures - 2024 Acquisition and Divestitures - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 06, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gains (losses) on disposals of property, plant and equipment			$ (7,210)	$ (7,729)	$ (24,146)
Certain other non-core undeveloped acreage
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)			(9,933)
Gains (losses) on disposals of property, plant and equipment			$ (6,852)		$ (10,547)
Oaktree Capital Management
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 220,763
Transaction costs	1,166
Asset acquisition, borrowings recognised as of acquisition date	132,576
Oaktree Seller's Note	$ 83,348
Revenue of asset acquisition since acquisition date		$ 14,845
Profit (loss) of asset acquisition since acquisition date		$ 4,907